Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt

12. Long-Term Debt

Long-term debt as of December 31, 2021 and 2020 consisted of the following:

Facilities	December 31, 2021	December 31, 2020
Sinopac Credit Facility (a)	$11,580	$—
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (b)	132,000	—
Deutsche Credit Facility (c)	49,345	—
HCOB Credit Facility (d)	56,844	—
CACIB, Bank Sinopac, CTBC Credit Facility (e)	49,150	—
New Hayfin Credit Facility (f)	204,129	—
Chailease Credit Facility (g)	5,568	7,596
2024 Notes (h)	117,520	59,819
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (i)	213,200	238,000
Blue Ocean Junior Credit Facility (i, j)	26,205	38,500
Hellenic Bank Credit Facility (k)	41,700	49,700
Deutsche, First-Citizens & Trust Company, HCOB, Entrust, Blue Ocean Credit Facility (l)	—	149,055
Hayfin Credit Facility (m)	—	5,833
	$907,241	$548,503
2022 Notes (n)	233,436	322,723
Less redemptions and repurchases (n)	(233,436)	(89,287)
2022 Notes (n)	$—	$233,436
Total credit facilities	$907,241	$781,939
Sale and Leaseback Agreement CMBFL – $120,000 (o)	115,238	—
Sale and Leaseback Agreement CMBFL – $54,000 (p)	49,950	—
Sale and Leaseback Agreement – Neptune $14,735 (q)	13,147	—
Total Sale and Leaseback Agreements	$178,335	$—
Total borrowings	$1,085,576	$781,939
Less: Current portion of 2022 Notes (n)	—	(26,240)
Less: Current portion of long-term debt	(153,641)	(50,441)
Less: Current portion of Sale and Leaseback Agreements (o,p,q)	(36,675)	—
Less: Original issue discount of 2022 Notes (n)	—	(1,133)
Plus/(Less): Original issue premium/(discount) of 2024 Notes (h)	1,588	(147)
Less: Deferred financing costs (s)	(16,714)	(11,203)
Non-current portion of Long-Term Debt	$880,134	$692,775

12.	Long-Term Debt (continued)
a)	$12.0 Million Sinopac Capital International Credit Facility

On August 27, 2021, the Company via its subsidiary Global Ship Lease 42 LLC entered into a secured credit facility for an amount of $12,000 with Sinopac Capital International (HK) Limited (“Sinopac Credit Facility”), partially used to fully refinance the Hayfin Credit Facility. The full amount was drawn down in September 2021 and the credit facility has a maturity in September 2026.

The new Facility is repayable in 20 equal consecutive quarterly instalments of $420 with a final balloon of $3,600 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 3.25% per annum payable quarterly in arrears.

As of December 31, 2021, the outstanding balance of this facility was $11,580.

b)	$140.0 Million HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility

On July 6, 2021, the Company entered into a facility with Credit Agricole Corporate and Investment Bank (“CACIB”), Hamburg Commercial Bank AG (“HCOB”), E.Sun Commercial Bank, Ltd (“ESUN”), CTBC Bank Co. Ltd. (“CTBC”) and Taishin International Bank (“Taishin”) for a total of $140,000 to finance the acquisition of the Twelve Vessels. The full amount was drawdown in July 2021 and the credit facility has a maturity in July 2026.

The Facility is repayable in 6 equal consecutive quarterly instalments of $8,000, 8 equal consecutive quarterly instalments of $5,400 and 6 equal consecutive quarterly instalments of $2,200 with a final balloon of $35,600 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 3.25% per annum payable quarterly in arrears.

As of December 31, 2021, the outstanding balance of this facility was $132,000.

c)	$51.7 Million Deutsche Bank AG Credit Facility

On May 6, 2021, the Company via its subsidiary Laertis Marine LLC entered into a secured facility for an amount of $51,670 with Deutsche Bank AG in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,527.

The new Facility is repayable in 20 equal consecutive quarterly instalments of $1,162.45 with a final balloon of $28,421 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 3.25% per annum payable quarterly in arrears.

As of December 31, 2021, the outstanding balance of this facility was $49,345.

d)	$64.2 Million Hamburg Commercial Bank AG Credit Facility

On April 15, 2021, the Company entered into a Senior Secured term loan facility with Hamburg Commercial Bank AG “the HCOB facility” for an amount of up to $64,200 in order to finance the acquisition of six out of the Seven Vessels.

Tranche A, E and F amounting to $32,100 were drawn down in April 2021 and have a maturity date in April 2025, Tranche B and D amounting to $21,400 were drawn down in May 2021 and have a maturity date in May 2025, and Tranche C amounting to $10,700 was drawn down in July 2021 and has a maturity date in July 2025.

Each Tranche of the Facility is repayable in 16 equal consecutive quarterly instalments of $668.75.

This facility bears interest at LIBOR plus a margin of 3.50% per annum payable quarterly in arrears.

As of December 31, 2021, the outstanding balance of this facility was $56,844.

12.	Long-Term Debt (continued)
e)	$51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility

On April 13, 2021, the Company via its subsidiary Penelope Marine LLC entered into a secured facility for an amount of $51,700 in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,648. The secured credit facility has a maturity in April 2026.

The Lenders are Credit Agricole Corporate and Investment Bank (“CACIB”), Bank Sinopac Co. Ltd. (“Bank Sinopac”) and CTBC Bank Co. Ltd. (“CTBC”).

The Facility is repayable in 20 equal consecutive quarterly instalments of $1,275 with a final balloon of $26,200 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 2.75% per annum payable quarterly in arrears.

As of December 31, 2021, the outstanding balance of this facility was $49,150.

f)	$236.2 Million Senior secured loan facility with Hayfin Capital Management, LLP

On January 7, 2021, the Company entered into the New Hayfin Credit Facility amounting to $236,200, and on January 19, 2021, the Company drew down the full amount under this facility. The proceeds from the New Hayfin Credit Facility, along with cash on hand, were used to optionally redeem in full the outstanding 2022 Notes on January 20, 2021, see note 12n below. The New Hayfin Credit Facility matures in January 2026 and bears interest at a rate of LIBOR plus a margin of 7.00% per annum. It is repayable in twenty quarterly instalments of $6,560, along with a balloon payment at maturity. The New Hayfin Credit Facility is secured by, among other things, first priority ship mortgages over 21 of the Company’s vessels, assignments of earnings and insurances of the mortgaged vessels, pledges over certain bank accounts, as well as share pledges over the equity interests of each mortgaged vessel-owning subsidiary. On June 30, 2021, due to the sale of La Tour, the Company additionally repaid $5,831, and the vessel was released as collateral under the Company’s New Hayfin Credit Facility.

As of December 31, 2021, the outstanding balance of this facility was $204,129.

g)	$9.0 Million Chailease Credit Facility

On February 26, 2020, the Company via its subsidiaries, Athena Marine LLC, Aphrodite Marine LLC and Aris Marine LLC entered into a secured term facility agreement with Chailease International Financial Services Pte., Ltd. for an amount of $9,000. The Chailease Bank Facility was used for the refinance of DVB Credit Facility.

The Facility is repayable in 36 consecutive monthly instalments $156 and 24 monthly instalments of $86 with a final balloon of $1,314 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 4.20% per annum.

As of December 31, 2021, the outstanding balance of this facility was $5,568.

h)	8.00% Senior Unsecured Notes due 2024

On November 19, 2019, the Company completed the sale of $27,500 aggregate principal amount of its 8.00% Senior Unsecured Notes (the “2024 Notes”) which mature on December 31, 2024. On November 27, 2019, the Company sold an additional $4,125 of 2024 Notes, pursuant the underwriter’s option to purchase such additional 2024 Notes. Interest on the 2024 Notes is payable on the last day of February, May, August and November of each year commencing on February 29, 2020.

The Company has the option to redeem the 2024 Notes for cash, in whole or in part, at any time (i) on or after December 31, 2021 and prior to December 31, 2022, at a price equal to 102% of the principal amount, (ii) on or after December 31, 2022 and prior to December 31, 2023, at a price equal to 101% of the principal amount and (iii) on or after December 31, 2023 and prior to maturity, at a price equal to 100% of the principal amount.

12.	Long-Term Debt (continued)
h)	8.00% Senior Unsecured Notes due 2024 (continued)

On November 27, 2019, the Company entered into an “At Market Issuance Sales Agreement” with B. Riley FBR, Inc. (the “Agent”) under which and in accordance with the Company’s instructions, the Agent may offer and sell from time to time newly issued 2024 Notes.

As of December 31, 2021, the outstanding aggregate principal amount of the 2024 notes was $117,520 including an amount of $85,895 that comprise of newly issued 2024 notes under the At Market Issuance Sales Agreement. The outstanding balance, including the unamortized balance of the original issue premium/(discount), was $119,108. In July 2021, the Company agreed to purchase the Twelve Vessels for an aggregate purchase price of $233,890, part of which was financed by the issuance of $35,000 of existing 2024 Notes to the sellers. The remaining purchase price was financed by cash on hand and a new syndicated credit facility for a total of $140,000 (see note 12b).

i)	$268.0 Million Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine)

On September 19, 2019, the Company entered into a Syndicated Senior Secured Credit Facility in order to refinance existing credit facilities that had a maturity date in December 2020, of an amount $224,310.

The Senior Syndicated Secured Credit Facility was agreed to be borrowed in two tranches. The Lenders are Credit Agricole Corporate and Investment Bank (“CACIB”), ABN Amro Bank N.V. (“ABN”), First-Citizens & Trust Company, Siemens Financial Services, Inc (“Siemens”), CTBC Bank Co. Ltd. (“CTBC”), Bank Sinopac Ltd. (“Bank Sinopac”) and Banque Palatine (“Palatine”).

Tranche A amounting to $230,000 was drawn down in full on September 24, 2019 and is scheduled to be repaid in 20 consecutive quarterly instalments of $5,200 starting from December 12, 2019 and a balloon payment of $126,000 payable on September 24, 2024.

Tranche B amounts to $38,000 was drawn down in full on February 10, 2020 and is scheduled to be repaid in 20 consecutive quarterly instalments of $1,000 and a balloon payment of $18,000 payable in the termination date on the fifth anniversary from the utilization date of Tranche A, which falls in September 24, 2024.

The interest rate is LIBOR plus a margin of 3.00% and is payable at each quarter end date.

As of December 31, 2021, the outstanding balance of this facility was $213,200.

In January 2022, the Company also agreed a new senior secured debt facility to refinance its outstanding Syndicated Senior Secured Credit Facility, which extended the maturity date from September 2024 to December 2026, amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00% (see note 19).

j)	$38.5 Million Blue Ocean Junior Credit Facility

On September 19, 2019, the Company entered into a refinancing agreement with Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, and Blue Ocean Investments SPC Blue, holders of the outstanding debt of $38,500 relevant to the previous Blue Ocean Credit Facility in order to refinance that existing facility with the only substantive change being to extend maturity at the same date with the Syndicated Senior Secured Credit Facility (see note 12i).

The Company fully drew down the facility on September 23, 2019 and it is scheduled to be repaid in a single instalment on the termination date which falls on September 24, 2024. This facility bears interest at 10.00% per annum.

During the year ended December 31, 2021, the Company using a portion of the net proceeds from the at-the-market issuance programs prepaid an amount of $12,295 plus a prepayment fee of $1,618. Following also this prepayment, as of December 31, 2021, the outstanding balance of this facility was $26,205.

On January 19, 2022, the Company using a portion of the net proceeds from the new facility agreement entered on December 31, 2021 fully prepaid the amount $26,205 plus a prepayment fee of $3,968 (see note 19).

12.	Long-Term Debt (continued)
k)	$59.0 Million Hellenic Bank Credit Facility

On May 23, 2019, the Company via its subsidiaries, Global Ship Lease 30, 31 and 32 entered into a facility agreement with Hellenic Bank for an amount up to $37,000. The Hellenic Bank Facility is to be borrowed in tranches and is to be used in connection with the acquisition of the vessels GSL Eleni, GSL Grania and GSL Kalliopi.

An initial tranche of $13,000 was drawn on May 24, 2019, in connection with the acquisition of the GSL Eleni. The Facility is repayable in 20 equal quarterly instalments of $450 each with a final balloon of $4,000 payable together with the final instalment.

A second tranche of $12,000 was drawn on September 4, 2019, in connection with the acquisition of GSL Grania. The Facility is repayable in 20 equal quarterly instalments of $400 each with a final balloon of $4,000 payable together with the final instalment.

The third tranche of $12,000 was drawn on October 3, 2019, in connection with the acquisition of GSL Kalliopi. The Facility is repayable in 20 equal quarterly instalments of $400 each with a final balloon of $4,000 payable together with the final instalment.

On December 10, 2019, the Company via its subsidiaries Global Ship Lease 33 and 34 entered into an amended and restated loan agreement with Hellenic Bank for an additional facility of amount $22,000 that is to be borrowed in two tranches and to be used in connection with the acquisition of the vessels GSL Vinia and GSL Christel Elisabeth.

Both tranches were drawn on December 10, 2019 and are each repayable in 20 equal quarterly instalments of $375 each with a final balloon of $3,500 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 3.90% per annum.

As of December 31, 2021, the outstanding balance of this facility was $41,700.

l)	$180.5 Million Deutsche, First-Citizens & Trust Company, HCOB, Entrust, Blue Ocean Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the three vessel owning companies of UASC Al Khor, Maira XL and Anthea Y on the date of completion of the transaction of $180,500 with Deutsche Bank AG. The agreement was dated November 9, 2018, with initial drawdown amount of $180,500 and final maturity of June 30, 2022.

On December 31, 2018, the Company entered a deed of amendment and restatement with the bank. Based on this restatement there was a re-tranche of the existing facility such that it was split into a senior facility in an amount of $141,900 (“Senior Facility”) and a junior facility in an amount of $38,600 (“Junior Facility”). The Lenders of the Senior Facility are Hamburg Commercial Bank AG (“HCOB”), Deutsche Bank AG First-Citizens & Trust Company and the Lenders of the Junior Facility are Blue Ocean GP LLC, Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, Entrustpermal ICAV, Blue Ocean Investments SPC one and Blue Ocean Investments SPC for three. The final maturity of both Facilities (Senior and Junior) was June 30, 2022. In addition to the repayment schedule a cash sweep mechanism based on a DSCR ratio of 1.10:1 (DSCR ratio is the ratio of Cash Flow to the Cash Flow Debt Service) applied pro rata against the Senior Facility and the Junior Facility.

Senior Facility

The Senior Facility was comprised of three Tranches. Tranche A related to Al Khor and was repayable in 14 instalments of $868, and a final instalment of $35,148. Tranche B related to Anthea Y and was repayable in 14 instalments of $863 and a final instalment of $35,218. Tranche C related to Maira XL and was repayable in 14 instalments of $858 and a final instalment of $35,288.

The Senior Facility bore interest at LIBOR plus 3.00% payable quarterly in arrears.

On April 13, 2021, and May 6, 2021, the Company entered into two new secured credit facilities amounting to $51,700 and $51,670, respectively, to refinance two of the three existing tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022 (see note 12e and 12c). On May 20, 2021, the Company entered into a $54,000 sale and leaseback agreement (see note 12p) with unrelated third party to refinance the outstanding balance of the third tranche of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022.

As of December 31, 2021, the outstanding balance of the Senior Facility was fully repaid.

12.	Long-Term Debt (continued)
l)	$180.5 Million Deutsche, First-Citizens & Trust Company, HCOB, Entrust, Blue Ocean Credit Facility (continued)

Junior Facility

The Junior Facility was comprised of three Tranches. Tranche A related to Al Khor and was repayable in 14 instalments of $236 and a final instalment of $9,563. Tranche B related to Anthea Y and was repayable in 14 instalments of $235 and a final instalment of $9,577. Tranche C related to Maira XL and was repayable in 14 instalments of $233 and a final instalment of $9,604.

The Junior Facility bore interest at LIBOR plus 10.00% payable quarterly in arrears.

Following the refinancing that took place in April and May 2021, as described above, as of December 31, 2021, the outstanding balance of the Junior Facility was fully repaid.

m)	$65.0 Million Hayfin Credit Facility

On September 7, 2018, the Company and certain subsidiaries entered into a facility agreement with Hayfin Services LLP (the “Lenders”) which provided for a secured term loan facility of up to $65,000. The Hayfin Credit Facility was to be borrowed in tranches and was to be used in connection with the acquisition of vessels as specified in the Hayfin Credit Facility or as otherwise agreed with the Lenders. Hayfin Credit Facility, which is non-amortizing, was available for drawing until May 10, 2019 and has a final maturity date of July 16, 2022. The interest rate was LIBOR plus a margin of 5.5% and is payable at each quarter end date. A commitment fee of 2.0% per annum was due on the undrawn commitments until May 10, 2019 when the availability period was terminated. Any debt drawn under the Hayfin Credit Facility will be secured by first priority vessel mortgage on the acquired vessel (the “Facility Mortgaged Vessel”) and by assignments of earnings and insurances, pledges over certain bank accounts, as well as share pledges over each subsidiary owning a Facility Mortgaged Vessel. In addition, the Hayfin Credit Facility is fully and unconditionally guaranteed, jointly and severally, by the Company, GSL Holdings, Inc. and Facility Mortgaged vessel owning subsidiaries. An initial tranche of $8,125 was drawn on September 10, 2018 in connection with the acquisition of the GSL Valerie.

On August 27, 2021, the Company entered into a new secured credit facility amounting to $12,000 to refinance the existing Hayfin Credit Facility, that had a maturity date in July 2022 (see note 12a). Following the refinancing that took place in August 2021, as described above, as of December 31, 2021, the outstanding balance of Hayfin Credit Facility was nil.

n)	9.875% First Priority Secured Notes due 2022

On October 31, 2017, the Company completed the sale of $360,000 in aggregate principal amount of its 9.875% First Priority Secured Notes (the “2022 Notes”) which mature on November 15, 2022. Proceeds after the deduction of the original issue discount, but before expenses, amounted to $356,400. The original issue discount was being amortized on an effective interest rate basis over the life of the 2022 Notes. The 2022 Notes were fully redeemed in January 2021.

Interest on the 2022 Notes was payable semi-annually on May 15 and November 15 of each year, commencing on May 15, 2018. As at December 31, 2020 the 2022 Notes were secured by first priority vessel mortgages on the 16 vessels that were owned by the Company prior to the consummation of the Poseidon Transaction and by assignments of earnings and insurances, pledges over certain bank accounts, as well as share pledges over each subsidiary owning a vessel securing the 2022 Notes. In addition, the 2022 Notes were fully and unconditionally guaranteed, jointly and severally, by the Company’s 16 vessel owning subsidiaries as of December 31, 2020 and Global Ship Lease Services Limited.

On February 10, 2020, the Company completed an optional redemption of $46,000 aggregate principal amount of its 2022 Notes at a redemption price of $48,271 (representing 104.938% of the aggregate principal amount) plus accrued and unpaid interest. During the year ended December 31, 2020, the Company purchased $15,287 of aggregate principal amount of 2022 Notes in the open market at a weighted average price of 98.98% of the aggregate principal amount.

On January 20, 2021, the Company optionally redeemed, in full, $233,436 aggregate principal amount of 2022 Notes, representing the entire outstanding amount under the 2022 Notes, using the proceeds the Company received from the New Hayfin Credit Facility, see note 12f above, and cash on hand, at a redemption price of $239,200 (representing 102.469% of the aggregate principal amount of notes redeemed) plus accrued and unpaid interest. Total loss on extinguishment of the bonds was $10,642 and is recorded within the Consolidated Statements of Income as interest expense.

12.	Long-Term Debt (continued)
o)	$120.0 Million Sale and Leaseback agreements – CMBFL Four Vessels

On August 26, 2021, the Company via its subsidiaries Global Ship Lease 68 LLC, Global Ship Lease 69 LLC, Global Ship Lease 70 LLC and Global Ship Lease 71 LLC, entered into four $30,000 sale and leaseback agreements with CMB Financial Leasing Co. Ltd. (“CMBFL”) to finance the acquisition of the Four Vessels. As at September 30, 2021, the Company had drawdown a total of $90,000. The drawdown for the fourth vessel, amounting to $30,000, took place on October 13, 2021 together with the delivery of this vessel. The Company has a purchase obligation to acquire the Four Vessels at the end of their lease terms and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreement as financial liabilities.

Each sale and leaseback agreement will be repayable in 12 equal consecutive quarterly instalments of $1,587.5 and 12 equal consecutive quarterly instalments of $329.2 with a repurchase obligation of $7,000 on the final repayment date.

The sale and leaseback agreements for the three vessels mature in September 2027 and for the fourth vessel in October 2027 and bear interest at LIBOR plus a margin of 3.25% per annum payable quarterly in arrears.

As of December 31, 2021, the outstanding balance of these sale and lease back agreements was $115,238.

p)	$54.0 Million Sale and Leaseback agreement – CMBFL

On May 20, 2021, the Company via its subsidiary Telemachus Marine LLC entered into a $54,000 sale and leaseback agreement with CMB Financial Leasing Co. Ltd. (“CMBFL”) to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $46,624. The Company has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability.

The sale and leaseback agreement will be repayable in eight equal consecutive quarterly instalments of $2,025 each and 20 equal consecutive quarterly instalments of $891 with a repurchase obligation of $19,980 on the final repayment date.

The sale and leaseback agreement matures in May 2028 and bears interest at LIBOR plus a margin of 3.25% per annum payable quarterly in arrears.

In May 2021, on the actual delivery date of the vessel, the Company drew $54,000, which represented vessel purchase price $75,000 less advanced hire of $21,000, which advanced hire neither bore any interest nor was refundable and was set off against payment of the purchase price payable to the Company by the unrelated third party under this agreement.

As of December 31, 2021, the outstanding balance of this sale and leaseback agreement was $49,950.

q)	$14.7 Million Sale and Leaseback agreement – Neptune Maritime Leasing

On May 12, 2021, the Company via its subsidiary GSL Violetta LLC entered into a $14,735 sale and leaseback agreement with Neptune Maritime Leasing (“Neptune”) to finance the acquisition of GSL Violetta delivered in April 2021. The Company has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In May 2021, the Company drew $14,735 under this agreement.

The sale and leaseback agreement will be repayable in 15 equal consecutive quarterly instalments of $793.87 each and four equal consecutive quarterly instalments of $469.12 with a repurchase obligation of $950 on the last repayment date.

The sale and leaseback agreement matures in February 2026 and bears interest at LIBOR plus a margin of 4.64% per annum payable quarterly in arrears.

As of December 31, 2021, the outstanding balance of this sale and leaseback agreement was $13,147.

12.	Long-Term Debt (continued)
r)	Repayment Schedule

Maturities of long-term debt for the years subsequent to December 31, 2021 are as follows:

Payment due by year ended	Amount
December 31, 2022	190,316
December 31, 2023	153,572
December 31, 2024	274,940
December 31, 2025	92,968
December 31, 2026	316,175
December 31, 2027 and thereafter	57,605
$1,085,576

s)	Deferred Financing Costs

	December 31, 2021	December 31, 2020
Opening balance	$11,203	$14,095
Expenditure in the period	13,790	1,193
Amortization included within interest expense	(8,279)	(4,085)
Closing balance	$16,714	$11,203

During 2021, total costs amounting $434 were incurred in connection with the “At Market Issuance Sales Agreement” of 2024 Notes (see note 12h). In addition, total costs amounting $4,049 were incurred in connection with the New Hayfin Credit Facility (see note 12f), $777 in connection with the Deutsche Credit Facility (see note 12c), $1,386 in connection with the HCOB Credit Facility (see note 12d), $191 in connection with the Neptune sale and leaseback agreement (see note 12q), $984 in connection with the CACIB, Bank Sinopac, CTBC Credit Facility (see note 12e), $945 in connection with the CMBFL sale and lease back agreement (see note 12p), $252 in connection with the Sinopac Credit Facility (see note 12a), $2,852 in connection with the HCOB, CACIB Credit Facility (see note 12b) for financing the acquisition of the Twelve Vessels and $1,920 in connection with the Sale and Leaseback agreements with CMBFL for the Four Vessels (see note 12o) that were drawn down during the year ended December 31, 2021.

During 2020, total costs amounting $776 were incurred in connection with the “At Market Issuance Sales Agreement” of 2024 Notes (see note 12h). In addition, total costs amounting $67 were incurred in connection with the Syndicated Senior Secured Credit Facility (see note 12i), costs amounting $320 in connection with the Chailease Credit Facility (see note 12g) and costs amounting $30 in connection with the two Tranches of Hellenic Bank Credit Facility that were drawn down during the year ended December 31, 2020 (see note 12k).

(t) Debt covenants-securities

Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with, or remedied.

As of December 31, 2021, and December 31, 2020, the Company was in compliance with its debt covenants.